Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Other Commitments [Table Text Block]	Original maturities of deferred revenue are as follows as of:
December 31,
2018	$471,492
2019	135,010
2020	85,600
Total	$692,102

Original maturities of deferred revenue are as follows as of:
December 31,
2017	$124,800
2018	62,491
2019	28,210
Total	$215,501

Schedule For Activity Related To Origination Fees [Table Text Block]
Activity related to origination fees for the year ended December 31, 2016 is as follows:
	Deferred Revenue, Beginning	Gross Origination Fee Income	Amortization of Deferred Revenue	Deferred Revenue Ending
Manager’s Share		$636,260
Company’s Share	$190,017	187,748	$162,264	$215,501
Total	$190,017	$824,008	$162,264	$215,501
Activity related to origination fees for the year ended December 31, 2015 is as follows:
	Deferred Revenue, Beginning	Gross Origination Fee Income	Amortization of Deferred Revenue	Deferred Revenue Ending
Manager’s Share		$541,600
Company’s Share	$118,718	179,684	$108,385	$190,017
Total	$118,718	$721,284	$108,385	$190,017